Fair Value Measurements (Tables)	12 Months Ended
May 31, 2013
Assets and Liabilities Measured at Fair Value on Recurring Basis and Categorized using Fair Value Hierarchy

The following tables present our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
U.S. Treasury and other government	$—	$20,636	$—	$20,636
Foreign bonds		41		41
Mortgage-backed securities		156		156
Corporate bonds		1,968		1,968
Stocks—foreign	1,334			1,334
Stocks—domestic	29,365			29,365
Mutual funds—foreign		20,222		20,222
Mutual funds—domestic		39,371		39,371
Foreign currency forward contract		(4,751)		(4,751)
Cross-currency swap		(10,048)		(10,048)
Contingent consideration		—	(64,500)	(64,500)

Total	$30,699	$67,595	$(64,500)	$33,794

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2012
U.S. Treasury and other government	$—	$19,865	$—	$19,865
Foreign bonds		39		39
Mortgage-backed securities		344		344
Corporate bonds		2,649		2,649
Stocks—foreign	1,095			1,095
Stocks—domestic	26,110			26,110
Mutual funds—foreign		17,074		17,074
Mutual funds—domestic		39,283		39,283
Foreign currency forward contract		(1,356)		(1,356)
Cross-currency swap		(2,159)		(2,159)
Conversion option, Kemrock 5.5% bonds			9,031	9,031
Investment in Kemrock convertible debt		13,670		13,670

Total	$27,205	$89,409	$9,031	$125,645

Fair Value and Carrying Value of Financial Instruments and Long-Term Debt

Based on the analysis performed, the fair value and the carrying value of our financial instruments and long-term debt as of May 31, 2013 and May 31, 2012 are as follows:

	At May 31, 2013
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$343,554	$343,554
Marketable equity securities	90,292	90,292
Marketable debt securities	22,801	22,801
Long-term debt, including current portion	1,373,697	1,501,850

	At May 31, 2012
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$315,968	$315,968
Marketable equity securities	83,562	83,562
Marketable debt securities	36,567	36,567
Long-term debt, including current portion	1,115,536	1,232,180